Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (32,875)	$ (24,958)
Fair value of plan assets	25,409	21,422	17,807
Funded status	(7,466)	(3,536)
Non-current other liabilities	$ (7,466)	$ (3,536)